Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current liabilities
Unsecured bank loans	₺ 7,244,992	₺ 6,376,981
Secured bank loans	1,862	2,368
Finance lease liabilities		108,164
Lease liabilities	1,026,955
Debt securities issued	4,845,827	1,770,482
Total non-current liabilities	13,119,636	8,257,995
Current liabilities
Unsecured bank loans	3,737,393	2,643,112
Current portion of unsecured bank loans	2,544,462	1,513,425
Current portion of secured bank loans	2,318	2,022
Current portion of finance lease liabilities		14,556
Current portion of lease liabilities	20,156
Current portion of long-term debt securities issued	289,738	105,039
Debt securities issued	74,997
Lease liabilities	366,845
Total current liabilities	₺ 7,035,909	₺ 4,278,154